Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Schedule of depreciation and useful lives	The estimated useful lives of property and equipment for current and comparative periods are as follows:

• Computer hardware	2-5 years
• Furniture, fixtures and office equipment	5 years